GOF P14 04/21

SUPPLEMENT DATED APRIL 16, 2021

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE LISTED FUNDS

FRANKLIN EQUITY PORTFOLIO FUND

FRANKLIN FIXED INCOME PORTFOLIO FUND

(each a series of Franklin ETF Trust)

FRANKLIN CONSERVATIVE ALLOCATION FUND

FRANKLIN MODERATE ALLOCATION FUND

FRANKLIN GROWTH ALLOCATION FUND

FRANKLIN LIFESMART RETIREMENT INCOME FUND

FRANKLIN LIFESMART 2020 RETIREMENT TARGET FUND

FRANKLIN LIFESMART 2025 RETIREMENT TARGET FUND

FRANKLIN LIFESMART 2030 RETIREMENT TARGET FUND

FRANKLIN LIFESMART 2035 RETIREMENT TARGET FUND

FRANKLIN LIFESMART 2040 RETIREMENT TARGET FUND

FRANKLIN LIFESMART 2045 RETIREMENT TARGET FUND

FRANKLIN LIFESMART 2050 RETIREMENT TARGET FUND

FRANKLIN LIFESMART 2055 RETIREMENT TARGET FUND

FRANKLIN LIFESMART 2060 RETIREMENT TARGET FUND

(each a series of Franklin Fund Allocator Series)

The Prospectus is amended as follows:

I.          For the Franklin Equity Portfolio Fund and Franklin Fixed Income Portfolio Fund, the “Fund Summaries – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2020).

Wylie Tollette, CFA  Executive Vice President of Advisers and portfolio manager of the Fund since April 2021.

Berkeley Revenaugh  Portfolio Manager of Advisers and portfolio manager of the Fund since April 2021.

II.          For the Franklin Equity Portfolio Fund and Franklin Fixed Income Portfolio Fund, the portfolio management team information under the “Fund Details – Management” section of the prospectus is replaced with the following:

Each Fund is managed by a team of dedicated professionals. The portfolio managers responsible for each Fund's management are:

Thomas A. Nelson, CFA Portfolio Manager of Advisers

Mr. Nelson has been a co-lead portfolio manager of the Fund since 2012. He joined Franklin Templeton in 2007.

Wylie Tollette, CFA Executive Vice President of Advisers

Mr. Tollette has been a co-lead portfolio manager since April 2021. He joined Franklin Templeton in 1994, left the company in 2014 and rejoined in 2018.

Berkeley Revenaugh  Portfolio Manager of Advisers

Ms. Revenaugh has been a co-lead portfolio manager since April 2021. She joined Franklin Templeton in 2019. Prior to joining Franklin Templeton, she was a portfolio strategist and a member of the investment committee with Windward Investment Management.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

III.         For the Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Funds the “Fund Summaries – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since 2012.

Wylie Tollette, CFA  Executive Vice President of Advisers and portfolio manager of the Fund since April 2021.

Berkeley Revenaugh  Portfolio Manager of Advisers and portfolio manager of the Fund since April 2021.

IV.        For the Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth Allocation Funds, the portfolio management team information under the “Fund Details – Management” section of the prospectus is replaced with the following:

Each Fund is managed by a team of dedicated professionals. The portfolio managers responsible for each Fund's management are:

Thomas A. Nelson, CFA Portfolio Manager of Advisers

Mr. Nelson has been a co-lead portfolio manager of the Fund since 2012. He joined Franklin Templeton in 2007.

Wylie Tollette, CFA Executive Vice President of Advisers

Mr. Tollette has been a co-lead portfolio manager since April 2021. He joined Franklin Templeton in 1994, left the company in 2014 and rejoined in 2018.

Berkeley Revenaugh  Portfolio Manager of Advisers

Ms. Revenaugh has been a co-lead portfolio manager since April 2021. She joined Franklin Templeton in 2019. Prior to joining Franklin Templeton, she was a portfolio strategist and a member of the investment committee with Windward Investment Management.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

V.         For the Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund and Franklin LifeSmart 2050 Retirement Target Funds the “Fund Summaries – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

Wylie Tollette, CFA  Executive Vice President of Advisers and portfolio manager of the Fund since April 2021.

Berkeley Revenaugh  Portfolio Manager of Advisers and portfolio manager of the Fund since April 2021.

VI.        For the Franklin LifeSmart Retirement Income Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund and Franklin LifeSmart 2045 Retirement Target Funds – the “Fund Summaries – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

Wylie Tollette, CFA  Executive Vice President of Advisers and portfolio manager of the Fund since April 2021.

Berkeley Revenaugh  Portfolio Manager of Advisers and portfolio manager of the Fund since April 2021.

VII.       The “Fund Summaries – Franklin LifeSmart 2055 Retirement Target Fund – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2015).

Wylie Tollette, CFA  Executive Vice President of Advisers and portfolio manager of the Fund since April 2021.

Berkeley Revenaugh  Portfolio Manager of Advisers and portfolio manager of the Fund since April 2021.

VIII.       The “Fund Summaries – Franklin LifeSmart 2060 Retirement Target Fund – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Thomas A. Nelson, CFA  Portfolio Manager of Advisers and portfolio manager of the Fund since January 2021.

Wylie Tollette, CFA  Executive Vice President of Advisers and portfolio manager of the Fund since April 2021.

Berkeley Revenaugh  Portfolio Manager of Advisers and portfolio manager of the Fund since April 2021.

IX.        For the Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2030 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2055 Retirement Target Fund and Franklin LifeSmart 2060 Retirement Target Fund, the portfolio management team information under the “Fund Details – Management” section of the prospectus is replaced with the following:

Each Fund is managed by a team of dedicated professionals. The portfolio managers responsible for each Fund's management are:

Thomas A. Nelson, CFA Portfolio Manager of Advisers

Mr. Nelson has been a co-lead portfolio manager of the Fund since 2011, since 2015 for the 2055 Fund and since January 2021 for the 2060 Fund. He joined Franklin Templeton in 2007.

Wylie Tollette, CFA Executive Vice President of Advisers

Mr. Tollette has been a co-lead portfolio manager since April 2021. He joined Franklin Templeton in 1994, left the company in 2014 and rejoined in 2018.

Berkeley Revenaugh  Portfolio Manager of Advisers

Ms. Revenaugh has been a co-lead portfolio manager since April 2021. She joined Franklin Templeton in 2019. Prior to joining Franklin Templeton, she was a portfolio strategist and a member of the investment committee with Windward Investment Management.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

X.         For the Franklin LifeSmart Retirement Income Fund, the portfolio management team information under the “Fund Details – Management” section of the prospectus is replaced with the following:

The Fund is managed by a team of dedicated professionals. The portfolio managers responsible for the Fund's management are:

Thomas A. Nelson, CFA Portfolio Manager of Advisers

Mr. Nelson has been a co-lead portfolio manager of the Fund since 2011. He joined Franklin Templeton in 2007.

Wylie Tollette, CFA Executive Vice President of Advisers

Mr. Tollette has been a co-lead portfolio manager since April 2021. He joined Franklin Templeton in 1994, left the company in 2014 and rejoined in 2018.

Berkeley Revenaugh  Portfolio Manager of Advisers

Ms. Revenaugh has been a co-lead portfolio manager since April 2021. She joined Franklin Templeton in 2019. Prior to joining Franklin Templeton, she was a portfolio strategist and a member of the investment committee with Windward Investment Management.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, asset allocation, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

Please keep this supplement with your prospectus for future reference.

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